BLACKROCK FUNDSSM

BlackRock High Equity Income Fund

(the “Fund”)

Supplement dated November 25, 2025 to the Summary Prospectuses and the

Prospectuses of the Fund, each dated September 26, 2025, as supplemented to date

This Supplement replaces a substantially similar version of this Supplement that was previously filed on November 19, 2025.

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Portfolio Managers	Portfolio Manager of the Fund Since	Title
Tony DeSpirito[1]	2017	Managing Director of BlackRock, Inc.
Cem Inal[2]	2025	Managing Director of BlackRock, Inc.
Kyle McClements, CFA	2017	Managing Director of BlackRock, Inc.
Tom Pierce	2021	Director of BlackRock, Inc.
David Zhao	2017	Managing Director of BlackRock, Inc.

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.
[2]	Effective November 28, 2025, Cem Inal will serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Tony DeSpirito[1], Cem Inal[2], Kyle McClements, CFA, Tom Pierce and David Zhao are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.
[2]	Effective November 28, 2025, Cem Inal will serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Tony DeSpirito[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2014.
Cem Inal[2]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2025; Chief Investment Officer of US Large Cap Value Equities at AllianceBernstein from 2020 to 2025.
Kyle McClements, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2010.
Tom Pierce	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director of BlackRock, Inc. since 2017.
David Zhao	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2016.

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as portfolio manager of the Fund.
[2]	Effective November 28, 2025, Cem Inal will serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

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